Form N-1A Supplement	Aug. 22, 2025
The Bond Fund of America | The Bond Fund of America
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Funds Insurance Series®

Prospectus Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 3 and Class 4 shares summary and statutory prospectuses, as supplemented to date)

U.S. Government Securities Fund | U.S. Government Securities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Funds Insurance Series®

Prospectus Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 3 and Class 4 shares summary and statutory prospectuses, as supplemented to date)

American Funds Managed Risk Growth Portfolio | Portfolio Series - American Funds Managed Risk Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Funds Insurance Series®
Portfolio Series

Prospectus Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares summary and statutory prospectuses, as supplemented to date)